STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of stock-based compensation
	For the Years Ended December 31,
	2019	2018

Restricted Stock Units	$3,812,993	$1,657,680

Options	23,525	—

Total stock-based compensation	$3,836,518	$1,657,680

Schedule of unrecognized stock-based compensation
	Unrecognized Stock Based Compensations Related to Outstanding Awards	Remaining Weighted-Average Amortization Period (in years)

Restricted Stock Units	$5,300,737	0.8

Options	149,272	1.2

Total Unrecognized stock-based Compensation	$5,450,009	0.8

Schedule of restricted stock unit activity
	Number of RSUs	Weighted -Average Grant Date Fair Value
Outstanding at December 31, 2017	35,800	$82.82
Granted	51,414	116.63
Vested	(9,950)	81.20
Forfeited	(1,875)	124.05
Outstanding at December 31, 2018	75,389	104.63
Granted	80,050	60.81
Vested	(9,000)	86.54
Forfeited	(16,501)	61.45
Outstanding at December 31, 2019	129,938	$99.00

Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	—	n/a		n/a
Options Granted	—	n/a		n/a
Options exercised	—	n/a		n/a
Options forfeited or expires	—	n/a		n/a
Outstanding at December 31, 2018	—	n/a	n/a	n/a

Options Granted	5,608	$34.20		$—
Options exercised	—	n/a		n/a
Options forfeited or expires	(521)	34.20		$—
Outstanding at December 31, 2019	5,087	$34.20	9.6	$—

Vested / exercisable at December 31, 2019	—	—	n/a	$—
Expected to vest as of December 31, 2019	3,944	$34.20	9.6	$—

Schedule of stock option assumptions
	2019	2018
Risk-free rate	1.5%	—%
Expected volatility	85.0%	—%
Expected life (in years)	5.75	—
Expected dividend yield	—	—
Weighted average grant date fair value per option	$34.20	$—